Accounts payable from acquisition of subsidiaries - Consideration (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2016	Feb. 28, 2016
UNIASSELVI
Disclosure of detailed information about business combination [line items]
Percentage acquired							100.00%
Cash paid for acquisition	R$ 142,401		R$ 128,162	R$ 112,301	R$ 119,159		R$ 400,000
FAC and FAIR
Disclosure of detailed information about business combination [line items]
Percentage acquired						100.00%
Cash paid for acquisition	R$ 12,543	R$ 10,557	R$ 11,327	R$ 10,837	R$ 10,511